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GMO Resources Fund
GMO Resources Fund

GMO TRUST

Amended and Restated Supplement dated March 6, 2020 to the
GMO Trust Prospectus, dated June 30, 2019, as supplemented

This supplement amends and restates all prior supplements to the GMO Trust Prospectus, dated June 30, 2019 (the “Prospectus”).

GMO Resources Fund

Effective March 9, 2020 (the “Effective Date”), GMO Resources Fund is offering additional classes of shares, Class R6 and Class I. Also as of the Effective Date, the Board of Trustees of GMO Trust has approved the elimination of the purchase premium and redemption fee for GMO Resources Fund. Accordingly, as of the Effective Date, the Prospectus is amended as follows:

On the front cover of the Prospectus, the list of funds is hereby amended to add GMO Resources Fund’s Class R6 shares and Class I shares.

The sections appearing on page 32 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” and “Example” are replaced in their entirety with the following:

Fees and expenses
The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Resources Fund		Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	[1]	0.65%	0.60%	0.585%	0.555%	0.65%	0.65%
Other expenses		0.09%	0.10%	0.09%	0.09%	0.09%	0.19%	[2]
Total annual fund operating expenses		0.74%	0.70%	0.68%	0.65%	0.74%	0.84%
Expense reimbursement/waiver	[1]	none	none	none	none	none	none	[2]
Total annual fund operating expenses after expense reimbursement/waiver		0.74%	0.70%	0.68%	0.65%	0.74%	0.84%
[1]	Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled "Multiple Classes and Eligibility." Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the portion of its "Specified Operating Expenses" (as defined below) that exceeds 0.10% of the Fund's average daily net assets. "Specified Operating Expenses" means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO is permitted to recover from the Fund, on a class-by-class basis, "Specified Operating Expenses" it has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund's "Specified Operating Expenses" later fall below the annualized rate of 0.10% per year or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the annual limitation rate set forth above or the lower expense limit as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	76	237	411	918
Class IV	72	224	390	871
Class V	69	218	379	847
Class VI	66	208	362	810
Class R6	76	237	411	918
Class I	86	268	466	1,037

Expense Example No Redemption - GMO Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	76	237	411	918
Class IV	72	224	390	871
Class V	69	218	379	847
Class VI	66	208	362	810
Class R6	76	237	411	918
Class I	86	268	466	1,037